Details of Significant Accounts - Revenue, schedule of contract liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Contract assets:
Unbilled revenue	$ 1,543	$ 2,770
Contract liabilities:
Advance sales receipts	$ 16,858	$ 15,346